Report for the Calendar Year or Quarter Ended:	March 31, 2009
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 16, 2009

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$199,441

List of Other Managers Included:		NONE


ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
ABBOTT LABS
COM
002824100
7562
158530
158530
158530
D
AMERICAN EXPRESS CO
COM
025816109
3144
230670
230670
230670
D
APPLIED MATERIALS
COM
038222105
5467
508570
508570
508570
D
AT&T
COM
00206R102
435
17248
17248
17248
D
BB&T CORP
COM
054937107
4534
267990
267990
267990
D
CAPITAL SOUTHWEST CORP
COM
140501107
258
3375
3375
3375
D
CHEVRON-TEXACO CORP
COM
166764100
290
4308
4308
4308
D
CINCINNATI FINANCIAL CORP
COM
172062101
362
15821
15821
15821
D
CISCO SYSTEMS
COM
17275R102
7535
449313
449313
449313
D
CONOCOPHILLIPS
COM
20825C104
9133
233224
233224
233224
D
DIAGEO PLC
COM
25243Q205
7725
172628
172628
172628
D
EATON CORPORATION
COM
278058102
5361
145455
145455
145455
D
EBAY
COM
278642103
4612
367170
367170
367170
D
EXXON MOBIL CORP
COM
30231G102
6013
88299
88299
88299
D
GENERAL DYNAMICS CORP
COM
369550108
6248
150218
150218
150218
D
HEINZ HJ CO
COM
423074103
5776
174715
174715
174715
D
ILLINOIS TOOL WORKS
COM
452308109
5612
181900
181900
181900
D
INT'L BUSINESS MACHINES
COM
459200101
240
2479
2479
2479
D
JACOBS ENGINEERING GROUP
COM
469814107
5735
148350
148350
148350
D
JOHNSON & JOHNSON
COM
478160104
8478
161177
161177
161177
D
LEGG MASON, INC
COM
524901105
3320
208780
208780
208780
D
LIFEWORKS HOLDINGS INC
COM
531934107
0
11000
11000
11000
D
LOWE'S COMPANIES, INC.
COM
548661107
6888
377401
377401
377401
D
MARKEL CORPORATION
COM
570535104
3869
13629
13629
13629
D
MEDTRONIC INC
COM
585055106
7072
239981
239981
239981
D
MICROSOFT
COM
594918104
6585
358461
358461
358461
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
6257
133445
133445
133445
D
ORACLE CORPORATION
COM
68389X105
8681
480388
480388
480388
D
PEPSICO
COM
713448108
10548
204895
204895
204895
D
PFIZER INC
COM
717081103
452
33207
33207
33207
D
PROCTER & GAMBLE
COM
742718109
10082
214102
214102
214102
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SIGMA ALDRICH
COM
826552101
6134
162330
162330
162330
D
STRYKER
COM
863667101
5919
173895
173895
173895
D
TEVA PHARMACEUTICALS
COM
881624209
7306
162185
162185
162185
D
UNITED PARCEL SERVICE
COM
911312106
4451
90440
90440
90440
D
US BANCORP
COM
902973304
489
33491
33491
33491
D
VANGUARD STAR FD #56
COM
921909107
507
37350
37350
37350
D
VIACOM CL-B
COM
92553P201
4143
238370
238370
238370
D
WAL-MART
COM
931142103
291
5590
5590
5590
D
WATERS CORPORATION
COM
941848103
5566
150640
150640
150640
D
YUM BRANDS
COM
988498101
6253
227545
227545
227545
S
REPORT SUMMARY
43
RECORDS
199441
0
OTHER MANAGERS